Subsequent event	12 Months Ended
Dec. 31, 2019
Subsequent Event
26. Subsequent event

Effective January 1, 2020, Mogo amended and extended the Postmedia Agreement for an additional two years expiring on December 31, 2022. Under the amended and extended Postmedia Agreement, Postmedia will receive a quarterly revenue share payment of $263, reduced from $527 in Q4 2019. Further, subject to receipt of shareholder approval, the expiry date of 50% of the warrants previously issued to Postmedia will be extended to seven years such that the new expiry date will be January 25, 2023. Mogo also issued to Postmedia 5-year warrants to acquire 350,000 common shares of Mogo at an exercise price of $3.537, which will vest in equal instalments over three years.

On February 28, 2020, Mogo completed the sale of the majority of the Liquid Loan Portfolio to goeasy for gross consideration of $31,900. Mogo is also eligible for an additional performance-based payment of up to $1,500 payable upon achieving certain agreed-upon annual origination amounts under the 3-year lending partnership with goeasy.

On February 28, 2020, in conjunction with the sale of the majority of the Liquid Loan Portfolio, Mogo extinguished its Credit Facility – Liquid, which held a principal outstanding balance of approximately $28,700. As part of extinguishing the facility in advance of its maturity, Mogo paid a prepayment penalty of $2,500 of which $1,500 is payable in cash and of which $1,000 was settled in shares through the issuance of 306,842 common shares, priced at $3.259 per share.

Subsequent to December 31, 2019, the COVID-19 outbreak was declared a pandemic by the World Health Organization. The situation is dynamic and the ultimate duration and magnitude of the impact on the economy and our business are not known at this time. These impacts could include an impact on our ability to obtain debt and equity financing, impairment of investments, increase in loan loss provisions, impairments in the value of our intangible assets and long-lived assets, or potential future decreases in revenue or the profitability of our ongoing operations.